Fair Value Measurements (Quantitative Information Significant Unobservable Inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy) (Details) $ in Millions	Dec. 31, 2021 CAD ($) $ / Unit	Dec. 31, 2020 CAD ($) $ / Unit
Assets
Total assets	$ 301	$ 98
Liabilities
Total liabilities	682	338
Fair Value, Measurements, Recurring
Assets
Total assets	301	98
Liabilities
Total liabilities	682	338
Net assets (liabilities)	(381)	(240)
Regulatory deferral | Fair Value, Measurements, Recurring
Assets
Total assets	237	14
Liabilities
Total liabilities	20	62
Regulatory deferral | Power | Fair Value, Measurements, Recurring
Assets
Total assets	83	9
Liabilities
Total liabilities	7	33
Regulatory deferral | Natural gas | Fair Value, Measurements, Recurring
Assets
Total assets	16	3
Liabilities
Total liabilities	5	2
Not Designated as Hedging Instrument | Fair Value, Measurements, Recurring
Assets
Total assets		15
HFT derivatives | Fair Value, Measurements, Recurring
Assets
Total assets	53	68
Liabilities
Total liabilities	662	275
HFT derivatives | Power | Fair Value, Measurements, Recurring
Assets
Total assets	13	7
Liabilities
Total liabilities	12	7
Level 3 | Fair Value, Measurements, Recurring
Assets
Total assets	104	14
Liabilities
Total liabilities	518	258
Net assets (liabilities)	(414)	(244)
Level 3 | Regulatory deferral
Assets
Total assets	88
Level 3 | Regulatory deferral | Fair Value, Measurements, Recurring
Assets
Total assets	88	0
Liabilities
Total liabilities	0	0
Level 3 | Regulatory deferral | Power | Fair Value, Measurements, Recurring
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Level 3 | Regulatory deferral | Natural gas | Fair Value, Measurements, Recurring
Assets
Total assets	0	0
Liabilities
Total liabilities	$ 0	0
Level 3 | Regulatory deferral | Range, Minimum | Third-party pricing
Assets
Unobservable Input, Assets | $ / Unit	4.51
Level 3 | Regulatory deferral | Range, Minimum | Probability of default
Assets
Unobservable Input, Assets	0.000252
Level 3 | Regulatory deferral | Range, Minimum | Discount rate
Assets
Unobservable Input, Assets	0.000001
Level 3 | Regulatory deferral | Range, Maximum | Third-party pricing
Assets
Unobservable Input, Assets | $ / Unit	26.09
Level 3 | Regulatory deferral | Range, Maximum | Probability of default
Assets
Unobservable Input, Assets	0.00044
Level 3 | Regulatory deferral | Range, Maximum | Discount rate
Assets
Unobservable Input, Assets	0.00016
Level 3 | Regulatory deferral | Weighted average | Third-party pricing
Assets
Unobservable Input, Assets | $ / Unit	9.74
Level 3 | Regulatory deferral | Weighted average | Probability of default
Assets
Unobservable Input, Assets	0.000331
Level 3 | Regulatory deferral | Weighted average | Discount rate
Assets
Unobservable Input, Assets	0.000048
Level 3 | Not Designated as Hedging Instrument | Fair Value, Measurements, Recurring
Assets
Total assets		0
Level 3 | HFT derivatives | Fair Value, Measurements, Recurring
Assets
Total assets	$ 16	14
Liabilities
Total liabilities	518	258
Net assets (liabilities)	(414)	(244)
Level 3 | HFT derivatives | Power | Fair Value, Measurements, Recurring
Assets
Total assets	4	2
Liabilities
Total liabilities	3	1
Level 3 | HFT derivatives | Natural gas | Fair Value, Measurements, Recurring
Assets
Total assets	20	18
Liabilities
Total liabilities	458	226
Level 3 | HFT derivatives | Energy Related derivative | Fair Value, Measurements, Recurring
Assets
Total assets		1
Liabilities
Total liabilities	1	1
Level 3 | HFT derivatives | Energy Related derivative | Power | Fair Value, Measurements, Recurring
Assets
Total assets	4	1
Liabilities
Total liabilities	2	1
Level 3 | HFT derivatives | Energy Related derivative | Natural gas | Fair Value, Measurements, Recurring
Assets
Total assets	(8)	(6)
Liabilities
Total liabilities	$ 57	$ 30
Level 3 | HFT derivatives | Range, Minimum | Third-party pricing | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities | $ / Unit		1.13
Level 3 | HFT derivatives | Range, Minimum | Discount rate | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities		0.0001
Level 3 | HFT derivatives | Range, Minimum | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities		0.0002
Level 3 | HFT derivatives | Range, Minimum | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit		25.7
Liabilities
Unobservable Input, Liabilities | $ / Unit	37.8
Level 3 | HFT derivatives | Range, Minimum | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets		0.0036
Level 3 | HFT derivatives | Range, Minimum | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets		0.0006
Liabilities
Unobservable Input, Liabilities	0.000001
Level 3 | HFT derivatives | Range, Minimum | Power | Correlation factor | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets		1
Level 3 | HFT derivatives | Range, Minimum | Power | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.000001
Level 3 | HFT derivatives | Range, Minimum | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit	2.18	1.66
Liabilities
Unobservable Input, Liabilities | $ / Unit	1.9	1.44
Level 3 | HFT derivatives | Range, Minimum | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0001	0.0002
Level 3 | HFT derivatives | Range, Minimum | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.000000	0.000000
Liabilities
Unobservable Input, Liabilities	0.000000	0.000000
Level 3 | HFT derivatives | Range, Minimum | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0001	0.0002
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit	37.05	20.5
Liabilities
Unobservable Input, Liabilities | $ / Unit	37.46	37.25
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0001	0.0002
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.000000	0.0001
Liabilities
Unobservable Input, Liabilities	0.0001	0.0001
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Power | Correlation factor | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	1	1
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Power | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0001	0.0036
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit	2.83	1.82
Liabilities
Unobservable Input, Liabilities | $ / Unit	2.83	1.54
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0001	0.0002
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.000000	0.000000
Liabilities
Unobservable Input, Liabilities	0.000000	0.000000
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Basis adjustment | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit	0.0000	0
Liabilities
Unobservable Input, Liabilities | $ / Unit	0.0000	0.0000
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0001	0.0003
Level 3 | HFT derivatives | Range, Maximum | Third-party pricing | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities | $ / Unit		62.45
Level 3 | HFT derivatives | Range, Maximum | Discount rate | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities		0.0073
Level 3 | HFT derivatives | Range, Maximum | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities		0.0685
Level 3 | HFT derivatives | Range, Maximum | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit		36.05
Liabilities
Unobservable Input, Liabilities | $ / Unit	145.8
Level 3 | HFT derivatives | Range, Maximum | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets		0.0085
Level 3 | HFT derivatives | Range, Maximum | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets		0.0041
Liabilities
Unobservable Input, Liabilities	0.000186
Level 3 | HFT derivatives | Range, Maximum | Power | Correlation factor | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets		1
Level 3 | HFT derivatives | Range, Maximum | Power | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.000148
Level 3 | HFT derivatives | Range, Maximum | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit	20.42	6.22
Liabilities
Unobservable Input, Liabilities | $ / Unit	20.42	6.57
Level 3 | HFT derivatives | Range, Maximum | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0738	0.0252
Level 3 | HFT derivatives | Range, Maximum | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.1198	0.1036
Liabilities
Unobservable Input, Liabilities	0.1459	0.0879
Level 3 | HFT derivatives | Range, Maximum | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0738	0.0252
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit	213.00	62.45
Liabilities
Unobservable Input, Liabilities | $ / Unit	126.75	62.45
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0252	0.0974
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0186	0.0073
Liabilities
Unobservable Input, Liabilities	0.0186	0.0040
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Power | Correlation factor | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	1	1
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Power | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.1116	0.0128
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit	20.86	8.44
Liabilities
Unobservable Input, Liabilities | $ / Unit	21.53	8.44
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0417	0.1258
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0173	0.0067
Liabilities
Unobservable Input, Liabilities	0.0173	0.0067
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Basis adjustment | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit	0.44	1.33
Liabilities
Unobservable Input, Liabilities | $ / Unit	1.11	1.33
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0049	0.1258
Level 3 | HFT derivatives | Weighted average | Third-party pricing | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities | $ / Unit		36.90
Level 3 | HFT derivatives | Weighted average | Discount rate | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities		0.0034
Level 3 | HFT derivatives | Weighted average | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities		0.0202
Level 3 | HFT derivatives | Weighted average | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit		29.53
Liabilities
Unobservable Input, Liabilities | $ / Unit	111.15
Level 3 | HFT derivatives | Weighted average | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets		0.006
Level 3 | HFT derivatives | Weighted average | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets		0.0028
Liabilities
Unobservable Input, Liabilities	0.0031
Level 3 | HFT derivatives | Weighted average | Power | Correlation factor | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets		1
Level 3 | HFT derivatives | Weighted average | Power | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0012
Level 3 | HFT derivatives | Weighted average | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit	3.75	2.52
Liabilities
Unobservable Input, Liabilities | $ / Unit	9.12	3.68
Level 3 | HFT derivatives | Weighted average | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0013	0.004
Level 3 | HFT derivatives | Weighted average | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0037	0.0075
Liabilities
Unobservable Input, Liabilities	0.0154	0.0043
Level 3 | HFT derivatives | Weighted average | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0008	0.0010
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit	93.60	31.14
Liabilities
Unobservable Input, Liabilities | $ / Unit	95.02	55.00
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0045	0.0252
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0019	0.0025
Liabilities
Unobservable Input, Liabilities	0.0021	0.0031
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Power | Correlation factor | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	1	1
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Power | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0007	0.0083
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit	10.85	4.66
Liabilities
Unobservable Input, Liabilities | $ / Unit	12.03	4.69
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0046	0.0195
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0021	0.0013
Liabilities
Unobservable Input, Liabilities	0.0013	0.0016
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Basis adjustment | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets | $ / Unit	0.42	0.44
Liabilities
Unobservable Input, Liabilities | $ / Unit	0.28	0.87
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0002	0.0010